Stock Based Compensation (Details) $ / shares in Units, $ in Millions	1 Months Ended		3 Months Ended			12 Months Ended
	Aug. 31, 2025 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2025 USD ($) director $ / shares shares	Dec. 31, 2024 USD ($) director $ / shares shares	Dec. 31, 2023 USD ($) director $ / shares shares
Stock Based Compensation
Average price of shares issued | $ / shares		$ 80.62	$ 87.83	$ 80.62	$ 60.63	$ 87.83	$ 80.62	$ 60.63
Maximum number of shares that may be granted			1,000,000			1,000,000
Number of directors who elected to receive their compensation in shares | director						0	0	0
General and administrative expenses
Stock Based Compensation
Stock based compensation expenses | $						$ 16.8	$ 14.6	$ 12.7
Restricted shares
Stock Based Compensation
Average price of shares issued | $ / shares		$ 80.8	$ 94.61	$ 80.8	$ 63.4	$ 94.61	$ 80.8	$ 63.4
Manager | Restricted shares
Stock Based Compensation
Shares vested						100,000
Compensation expense recognition weighted average (in years)						1 year 3 months 18 days
Unrecognized compensation expense for non-vested restricted shares | $			$ 10.8			$ 10.8
Employees of the Manager | Restricted shares
Stock Based Compensation
Shares granted		30,000
Shares vested		2,000
Shares issued and outstanding		30,000	28,000	30,000		28,000	30,000
Stock based compensation expenses | $						$ 6.9
Aggregate compensation expense | $		$ 2.3		$ 2.3			$ 2.3
Compensation expense recognition weighted average (in years)		4 years
Employees of the Manager | Restricted shares | December 31, 2026
Stock Based Compensation
Shares granted		4,000
Employees of the Manager | Restricted shares | December 31, 2027
Stock Based Compensation
Shares granted		8,000
Employees of the Manager | Restricted shares | December 31, 2028
Stock Based Compensation
Shares granted		16,000
Executive officers | Common Stock
Stock Based Compensation
Shares granted			104,000	100,000	100,000
Grant For 2025 | Manager
Stock Based Compensation
Shares granted	100,000
Grant For 2023 | Manager
Stock Based Compensation
Shares granted						100,000	100,000	100,000